Pension and Other Postretirement Benefits (Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Postretirement benefit plans assumed health care cost trend rates [Line Items]
Ultimate trend rate	5.00%	5.00%
Participants Age 65 And Below [Member]
Postretirement benefit plans assumed health care cost trend rates [Line Items]
Projected health care cost trend rate	7.50%	8.00%
Year ultimate trend rate is achieved	2019	2019
Participants Above Age 65 [Member]
Postretirement benefit plans assumed health care cost trend rates [Line Items]
Projected health care cost trend rate	7.50%	8.00%
Year ultimate trend rate is achieved	2019	2019
Pension Benefits [Member]
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.80%	4.00%
Rate of compensation increase	3.00%	3.00%
Weighted average assumptions used to determine net periodic cost for the year ended December 31:
Discount rate	4.00%	4.90%
Expected long-term return on plan assets	6.50%	6.60%
Rate of compensation increase	3.00%	3.00%
Postretirement Benefits [Member]
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.50%	4.00%
Weighted average assumptions used to determine net periodic cost for the year ended December 31:
Discount rate	4.00%	4.90%
Expected long-term return on plan assets	2.00%	2.00%